Schedule of Long term receivables from related parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Long-term Receivables from related parties		$ 8,300,723
YMA DG [member]
IfrsStatementLineItems [Line Items]
Long-term Receivables from related parties		6,068,347
Forwell [member]
IfrsStatementLineItems [Line Items]
Long-term Receivables from related parties		$ 2,232,376